Earnings per Share (Weighted-average Number of Ordinary Shares Diluted) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,276,072	1,273,295	1,271,624
Effect of stock options and restricted shares	925	0	632
Weighted average number of ordinary shares used in computation of the diluted earnings per share	1,276,997	1,273,295	1,272,256